RETIREMENT BENEFIT PLANS - Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of net defined benefit liability (asset) [abstract]
- Discount rate for scheme liabilities	5.90%	5.60%
- General price inflation	3.00%	2.90%
- General salary increase	1.00%	1.00%
- Expected rate of pension increase	2.80%	2.80%
Longevity at 60 for current pensioners, on the valuation date:
- Males	27 years 3 months 18 days	27 years 2 months 12 days
- Females	29 years 2 months 12 days	29 years 1 month 6 days
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
- Males	28 years 9 months 18 days	28 years 8 months 12 days
- Females	30 years 8 months 12 days	30 years 7 months 6 days